Stock options (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Outstanding, beginning of year	206,250	206,250	206,250
Exercised	(2,500)
Outstanding, end of year	203,750	206,250	206,250
Exercisable, end of year	203,750	86,250	86,250
Outstanding, beginning of years	$ 1.52	$ 1.52	$ 1.52
Weighted average exercise price, Exercised	1.04	0	0
Weighted average exercise price Cancelled in period	0	0	0
Weighted average exercise price Bonus shares adjustments	0	0	0
Outstanding, end of years	1.53	1.52	1.52
Exercisable, end of years	$ 1.53	$ 1.52	$ 1.04